Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Chargebacks
Balance at beginning of year	€ 190,869	€ 90,488	€ 75,175
Current estimate related to sales made in current and prior year	1,101,896	1,247,153	1,119,540
(Actual returns or credits in current period related to sales made in current period)	(1,080,304)	(1,033,053)	(1,104,493)
(Actual returns or credits in current period related to sales made in prior periods)	(65,681)	(97,504)	275
Translation differences	13,066	(16,215)	(9)
Balance at end of year	159,846	190,869	90,488
Movement in Cash discounts
Balance at beginning of year	6,795	5,897	6,441
Current estimate related to sales made in current and prior year	60,019	68,912	70,340
(Actual returns or credits in current period related to sales made in current period)	(54,554)	(61,387)	(64,523)
(Actual returns or credits in current period related to sales made in prior periods)	(6,964)	(6,030)	(6,385)
Translation differences	405	(597)	24
Balance at end of year	5,701	6,795	5,897
Movement in Volume rebates
Balance at beginning of year	29,670	28,705	24,797
Current estimate related to sales made in current and prior year	49,043	57,858	56,426
(Actual returns or credits in current period related to sales made in current period)	(29,617)	(27,798)	(28,014)
(Actual returns or credits in current period related to sales made in prior periods)	(29,304)	(26,481)	(25,050)
Translation differences	1,454	(2,614)	546
Balance at end of year	21,246	29,670	28,705
Movement in Medicare / Medicaid
Balance at beginning of year	28,451	18,911	22,941
Current estimate related to sales made in current and prior year	53,440	61,089	50,442
(Actual returns or credits in current period related to sales made in current period)	(42,890)	(34,564)	(34,486)
(Actual returns or credits in current period related to sales made in prior periods)	(15,422)	(14,526)	(20,375)
Translation differences	2,035	(2,459)	389
Balance at end of year	25,614	28,451	18,911
Movement in Other discounts
Balance at beginning of year	11,763	15,071	8,837
Current estimate related to sales made in current and prior year	36,761	30,955	34,323
(Actual returns or credits in current period related to sales made in current period)	(27,036)	(30,509)	(22,490)
(Actual returns or credits in current period related to sales made in prior periods)	(11,057)	(3,615)	(5,652)
Translation differences	154	(139)	53
Balance at end of year	10,585	11,763	15,071
Total movement in discounts and other reductions
Balance at beginning of year	267,548	159,072	138,191
Current estimate related to sales made in current and prior year	1,301,159	1,465,966	1,331,071
(Actual returns or credits in current period related to sales made in current period)	(1,234,401)	(1,187,311)	(1,254,006)
(Actual returns or credits in current period related to sales made in prior periods)	(128,428)	(148,156)	(57,187)
Translation differences	17,114	(22,023)	1,003
Balance at end of year	€ 222,992	€ 267,548	€ 159,072